[AMF ASSET MANAGEMENT FUND, INC.]



                                                        U.S. GOVERNMENT MORTGAGE
                                                        SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

                                            INTERMEDIATE MORTGAGE
                                            SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

                                 SHORT U.S. GOVERNMENT
                                 SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

                          ADJUSTABLE RATE MORTGAGE
                          (ARM) PORTFOLIO
--------------------------------------------------------------------------------

                   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
                                                        PROSPECTUS MARCH 1, 1999

                                                       Providing Investment
                                                       Opportunities Covering
                                                       The Complete Maturity
                                                       Range of Fixed Income
                                                       Securities

March 1, 1999
--------------------------------------------------------------------------------

                                   Prospectus

--------------------------------------------------------------------------------

                                    AMF LOGO
--------------------------------------------------------------------------------

                          Asset Management Fund, Inc.

                             Money Market Portfolio
                   Short U.S. Government Securities Portfolio
                    Adjustable Rate Mortgage (ARM) Portfolio
                   Intermediate Mortgage Securities Portfolio
                 U.S. Government Mortgage Securities Portfolio

                These Funds:

                   -  are not federally insured

                   -  have no bank or government guarantees

                   - are not endorsed by any bank or government agency

                   -  may lose value

  The Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this prospectus. It is a federal offense to suggest otherwise.

There is no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------
  Money Market Portfolio
  Short U.S. Government Securities
     Portfolio                            1

SUMMARY
-------------------------------------------
  Adjustable Rate Mortgage (ARM)
     Portfolio
  Intermediate Mortgage Securities
     Portfolio
  U.S. Government Mortgage Securities
     Portfolio                            6

INVESTMENT INFORMATION                   13
-------------------------------------------
  Investment Objectives and Principal
     Investment Strategies               13
     Money Market Portfolio and Short
       U.S. Government Securities
       Portfolio                         13
     Adjustable Rate Mortgage (ARM)
       Portfolio, Intermediate
       Mortgage Securities Portfolio
       and U.S. Government Mortgage
       Securities Portfolio              15
  Description of Securities and
     Related Risks                       16
     Mortgage-Related Securities         16
     Collateralized Mortgage
       Obligations                       18
     When-Issued and Delayed Delivery
       Securities                        19
     Variable and Floating Rate
       Securities                        20
     Repurchase Agreements               20
     Year 2000                           20
  Investment Limitations                 21

FUND AND PORTFOLIO INFORMATION           22
-------------------------------------------
  Investment Adviser                     22
     Advisory Fee Expenses               22
     Portfolio Managers                  22
  Distributor                            23

NET ASSET VALUE                          23
-------------------------------------------
INVESTING IN THE FUND                    24
-------------------------------------------
  Share Purchases                        24
  Minimum Investment Required            25
  What Shares Cost                       25
  Confirmations                          25
  Dividends                              25
  Capital Gains                          25

REDEEMING SHARES                         26
-------------------------------------------
  Telephone Redemption                   26
  Written Requests                       27
     Signatures                          27
     Receiving Payment                   27

EXCHANGES                                27
-------------------------------------------
STOCKHOLDER INFORMATION                  28
-------------------------------------------
  Voting Rights                          28
  Tax Information                        28

FINANCIAL HIGHLIGHTS                     29
-------------------------------------------
  Money Market Portfolio                 29
  Short U.S. Government Securities
     Portfolio                           30
  Adjustable Rate Mortgage (ARM)
     Portfolio                           31
  Intermediate Mortgage Securities
     Portfolio                           32
  U. S. Government Mortgage Securities
     Portfolio                           33

NEW ACCOUNT APPLICATION
-------------------------------------------

MONEY MARKET PORTFOLIO
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO                               SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

       Both Portfolios seek to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by each.

       In pursuing this objective, both Portfolios limit their investments to those permissible without limitation for federal savings associations, national banks and federal credit unions under applicable federal law.

MAIN INVESTMENT STRATEGIES

       The MONEY MARKET PORTFOLIO invests in high quality short-term money market instruments (including assets subject to repurchase agreements). The Portfolio is managed to keep its share price stable at $1.00.

       The SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO invests in high-quality assets, primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. To help minimize fluctuations in principal, the Portfolio will maintain a dollar-weighted average maturity of less than three years. The Portfolio is not a money market fund.

MAIN RISKS OF INVESTING

       Since the Money Market Portfolio attempts to maintain a constant $1.00 share price, the Portfolio should have little risk of principal loss. Still, all investments carry some degree of risk and despite the Portfolio's policies of purchasing primarily government securities and maintaining a short average portfolio maturity, the Portfolio could experience principal losses and may lose money in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period. Yields may vary with different interest rates. In addition, neither the Federal Deposit Insurance Corporation (FDIC) nor any other government agency insures or guarantees investments in the Portfolio.

       For the Short U.S. Government Securities Portfolio, the primary risk factor that may reduce the Portfolio's return is change in interest rates. Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may provide the opportunity to invest available cash for higher yields, the most immediate effect is usually a drop in bond prices and, therefore, the Portfolio's share price. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but not the market value of such security. Although the Portfolio should have little risk of principal loss, it does not seek to maintain a constant share price. Your principal value can fluctuate over time.

       Pages two and three provide an illustration of how each Portfolio's performance has varied over time. The bar charts depict the change in each Portfolios' performance from year-to-year during the period indicated. The tables for each Portfolio compare that Portfolio's average annual returns for the periods indicated to a broad-based securities market index. A Portfolio's past performance does not necessarily indicate how it will perform in the future.

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

Annual Returns for the Years Ended December 31

Money Market Portfolio Graph

                                                                        MONEY MARKET PORTFOLIO
                                                                        ----------------------
'1989'                                                                           9.42
'1990'                                                                           8.08
'1991'                                                                           5.62
'1992'                                                                           3.34
'1993'                                                                           2.78
'1994'                                                                           3.93
'1995'                                                                           5.69
'1996'                                                                           5.19
'1997'                                                                           5.32
'1998'                                                                           5.25

---------------

* The year to date return for the three month period ended January 31, 1999 is 1.21%.

During the period shown in the bar chart, the highest return for a quarter was 2.41% (quarter ended 6/30/89) and the lowest return for a quarter was 0.68% (quarter ended 12/31/93). The Money Market Portfolio's 7-day yield ending on December 31, 1998 was 4.60%. To obtain the Portfolio's current 7-day yield information, please call us toll-free at 1-800-527-3713.

Average Annual Total Returns (years ended December 31, 1998)

                                                            1 Year   5 Years   10 Years
                                                            ------   -------   --------
Money Market Portfolio...................................    5.25%    5.07%      5.44%

SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

Annual Returns for the Years Ended December 31

Short U.S. Government Securities Portfolio Graph

                                                              SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
                                                              ------------------------------------------
'1989'                                                                           10.72
'1990'                                                                            9.40
'1991'                                                                           11.76
'1992'                                                                            6.51
'1993'                                                                            5.78
'1994'                                                                            0.40
'1995'                                                                           11.35
'1996'                                                                            3.61
'1997'                                                                            6.25
'1998'                                                                            6.60

---------------

* The year to date return for the three month period ended January 31, 1999 is 0.72%.

During the period shown in the bar chart, the highest return for a quarter was 5.22% (quarter ended 6/30/89) and the lowest return for a quarter was -0.42% (quarter ended 3/31/94).

Average Annual Total Returns (years ended December 31, 1998)

                                                          1 Year    5 Years    10 Years
                                                          ------    -------    --------
Short U.S. Government Securities Portfolio............     6.60%     5.58%       7.18%
The Lehman Short Government 1-3 Years Index*..........     6.97%     5.96%       7.35%

---------------

* The Lehman Short Government 1-3 Years Index is an unmanaged index comprised of the full range of 1-3 year U.S. Government and agency securities.

FEES AND EXPENSES:

Shareholder fees. Neither of the Portfolios impose shareholder fees. These are the fees charged directly to an investor's account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.

Annual Portfolio operating expenses are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

FEES AND EXPENSES OF THE PORTFOLIOS

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

                                                Money Market    Short U.S. Government
                                                 Portfolio      Securities Portfolio
                                                ------------    ---------------------
SHAREHOLDER FEES
Maximum Sales Charge Imposed on Purchases...    None                 None
Maximum Sales Charge Imposed on Reinvested
  Dividends.................................    None                 None
Redemption Fees.............................    None                 None
Exchange Fees...............................    None                 None
Maximum Account Fee.........................    None                 None

                                                Money Market    Short U.S. Government
                                                 Portfolio            Portfolio
                                                ------------    ---------------------
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A
  PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fee................................       0.15%*               0.25%
12b-1 Fees..................................       0.15%                0.15%
Other Expenses..............................       0.10%                0.10%
                                                   -----                -----
Total Fund Operating Expenses...............       0.40%                0.50%
                                                   =====                =====

---------------

* This table and the example on page 5 have been prepared to illustrate annual Fund Operating Expenses assuming no fee waivers. The Adviser voluntarily waived all of its advisory fees during the 1998 fiscal year. Therefore, "Advisory Fee" and "Total Fund Operating Expenses" for the Money Market Portfolio were 0% and 0.25%, respectively, for 1998.

EXAMPLE

This example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in either Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 Year   3 Years   5 Years   10 Years
                                                  ------   -------   -------   --------
Money Market Portfolio.........................    $41      $128      $224       $505
Short U.S. Government Securities Portfolio.....    $51      $160      $280       $628

Adjustable Rate Mortgage (ARM) Portfolio
Intermediate Mortgage Securities Portfolio
U.S. Government Mortgage Securities Portfolio                            SUMMARY
--------------------------------------------------------------------------------
Investment Objective

       The Portfolios seek to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by each.
Main Investment Strategies

       The ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO seeks lower volatility of principal than would be provided by fixed rate securities by investing primarily in high quality adjustable rate mortgage securities. The Adviser expects that a portfolio of these types of securities will generally provide higher current yields than money market securities or alternative investments of comparable quality and market rate volatility.

       The INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO invests primarily in intermediate-term mortgage-related securities guaranteed directly by the United States or issued or guaranteed by U.S. Government agencies or instrumentalities. The Portfolio seeks to invest in mortgage-related securities that will produce less price volatility than would normally be associated with the ownership of 30-year, fixed-rate mortgage-backed securities and intends to maintain a dollar-weighted expected average life of between 2 to 7 years.

       The U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO invests primarily in mortgage-related securities guaranteed directly by the United States or issued or guaranteed by U.S. Government agencies or instrumentalities. The Portfolio intends to maintain a dollar-weighted expected average life of between 4 to 12 years.
Main Risks of Investing

       Normally, the values of mortgage-related securities (and in particular, fixed-rate ones) vary inversely with changes in prevailing interest rates. However, the potential for appreciation in fixed-rate mortgage-related securities in the event of a decline in interest rates could be lessened by increased principal prepayments on those securities (prepayment risk). Conversely, during periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities (extension risk) which reduces the value of the security and increases its duration. In addition, investments in private issue mortgage-related securities may expose a Portfolio to the risk that the credit rating of the securities will be downgraded or the issuers default.

       For fixed rate mortgage-related securities, the potential for volatility in price increases as the duration of the security increases. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

       While the Adjustable Rate Mortgage (ARM) Portfolio seeks to maintain a stable net asset value, its net asset value may be more volatile than a money market fund and it might not be able to maintain a stable value. In addition, interest rates payable under adjustable rate mortgage securities are typically locked in only for short specified periods of time. Consequently, an increase in interest rates may cause a decline in the price of a security until such time as the security's interest rate is adjusted upward and a decline in prevailing interest rates may cause a decline in the yield on investments in such securities at the next reset.

       The Portfolios are designed for long-term investors. The Portfolios' returns will vary. There is no assurance that any Portfolio will achieve its investment objective. Your principal value can fluctuate over time. Pages eight, nine and ten provide an illustration of how each Portfolio's performance has varied over time. The bar charts depict the change in each Portfolios' performance from year-to-year during the period indicated. The table for each Portfolio compares that Portfolio's average annual returns for the periods indicated to a broad-based securities market index. A Portfolio's past performance does not necessarily indicate how it will perform in the future.

ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
--------------------------------------------------------------------------------

Annual Returns for the Years Ended December 31

Adjustable Rate Mortgage Bar Chart

                                                                    ADJUSTABLE RATE MORTGAGE (ARM)
                                                                               PORTFOLIO
                                                                    ------------------------------
1991**                                                                           1.95
'1992'                                                                           4.42
'1993'                                                                           4.70
'1994'                                                                           1.97
'1995'                                                                           9.13
'1996'                                                                           5.92
'1997'                                                                           6.51
'1998'                                                                           5.14

---------------

 * The year to date return for the three month period ended January 31, 1999 is 1.48%.
** From inception September 18, 1991.

During the period shown in the bar chart, the highest return for a quarter was 2.95% (quarter ended 3/31/95) and the lowest return for a quarter was 0.07% (quarter ended 6/30/94).

Average Annual Total Returns (years ended December 31, 1998)

                                                                                Since
                                                                              Inception
                                                         1 Year    5 Years    (9/18/91)
                                                         ------    -------    ---------
Adjustable Rate Mortgage (ARM) Portfolio.............     5.14%     5.71%       5.44%
The Lehman Adjustable Rate Mortgage Index*...........     5.27%     6.11%       6.03%

---------------

* The Lehman Adjustable Rate Mortgage Index is an unmanaged index of adjustable rate mortgage-related securities. Comparative returns from 9/18/91 through 12/31/92 are from the Lehman Short 1-2 Year Index. The Lehman Adjustable Rate Mortgage Index, which is a more relevant index, did not exist during this period.

INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

Annual Returns for the Years Ended December 31

Intermediate Mortgage Securities Portfolio Bar Chart

                                                                   INTERMEDIATE MORTGAGE SECURITIES
                                                                               PORTFOLIO
                                                                   --------------------------------
'1989'                                                                           12.64
'1990'                                                                            6.16
'1991'                                                                           16.18
'1992'                                                                            7.87
'1993'                                                                            6.86
'1994'                                                                           -1.60
'1995'                                                                           13.90
'1996'                                                                            2.85
'1997'                                                                            8.37
'1998'                                                                            6.90

---------------

* The year to date return for the three month period ended January 31, 1999 is 1.46%.

During the period shown in the bar chart, the highest return for a quarter was 8.57% (quarter ended 6/30/89) and the lowest return for a quarter was -1.63% (quarter ended 3/31/94).

Average Annual Total Returns (years ended December 31, 1998)

                                                          1 Year    5 Years    10 Years
                                                          ------    -------    --------
Intermediate Mortgage Securities Portfolio............     6.90%     5.96%       7.90%
The Lehman U.S. Mortgage Index*.......................     6.96%     7.23%       9.13%

---------------

* The Lehman U.S. Mortgage Index is an unmanaged index of agency mortgage-backed securities.

U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

Annual Returns for the Years Ended December 31

Mortgage Securities Bar Chart

                                                                  U.S. GOVERNMENT MORTGAGE SECURITIES
                                                                               PORTFOLIO
                                                                  -----------------------------------
'1989'                                                                           14.34
'1990'                                                                           10.05
'1991'                                                                           14.77
'1992'                                                                            6.44
'1993'                                                                            6.82
'1994'                                                                           -2.33
'1995'                                                                           16.15
'1996'                                                                            2.82
'1997'                                                                            9.67
'1998'                                                                            7.05

* The year to date return for the three month period ended January 31, 1999 is 1.34%.

During the period shown in the bar chart, the highest return for a quarter was 7.99% (quarter ended 6/30/89) and the lowest return for a quarter was -2.37% (quarter ended 3/31/94).

Average Annual Total Returns (years ended December 31, 1998)

                                                          1 Year    5 Years    10 Years
                                                          ------    -------    --------
U.S. Government Mortgage Securities Portfolio.........     7.05%     6.47%       8.44%
The Lehman U.S. Mortgage Index*.......................     6.96%     7.23%       9.13%

---------------

* The Lehman U.S. Mortgage Index is an unmanaged index of agency mortgage-backed securities.

FEES AND EXPENSES:

Shareholder fees. None of the Portfolios impose shareholder fees. These are the fees charged directly to an investor's account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.

Annual Portfolio operating expenses are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

FEES AND EXPENSES OF THE PORTFOLIOS

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

                                      Adjustable Rate       Intermediate         U.S. Government
                                      Mortgage (ARM)          Mortgage               Mortgage
                                         Portfolio      Securities Portfolio   Securities Portfolio
                                      ---------------   --------------------   --------------------
SHAREHOLDER FEES
Maximum Sales Charge Imposed on
  Purchases........................        None                 None                   None
Maximum Sales Charge Imposed on
  Reinvested Dividends.............        None                 None                   None
Redemption Fees....................        None                 None                   None
Exchange Fees......................        None                 None                   None
Maximum Account Fee................        None                 None                   None

                                      Adjustable Rate       Intermediate         U.S. Government
                                      Mortgage (ARM)          Mortgage               Mortgage
                                         Portfolio      Securities Portfolio   Securities Portfolio
                                      ---------------   --------------------   --------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET
  ASSETS)
Advisory Fee.......................        0.45%(1)            0.35%(2)               0.25%
12b-1 Fees.........................        0.25%(1)            0.15%                  0.15%
Other Expenses.....................        0.09%               0.09%                  0.13%
                                           -----               -----                  -----
Total Fund Operating Expenses......        0.79%               0.59%                  0.53%
                                           =====               =====                  =====

---------------

(1) The fee table and the example on page 12 have been prepared to illustrate annual Fund Operating Expenses assuming no fee waivers. The Adviser and the Distributor voluntarily waived a portion of the their fees during the 1998 fiscal year. Therefore, the "Advisory Fee," "12b-1 Fees" and "Total Fund Operating Expenses" for the Adjustable Rate Mortgage (ARM) Portfolio were 0.25%, 0.15% and 0.49%, respectively, for 1998.

(2) The fee table and the example on page 12 have been prepared to illustrate annual Fund Operating Expenses assuming no fee waivers. The Adviser voluntarily waived a portion of its advisory fee during the 1998 fiscal year. Therefore, the "Advisory Fee" and "Total Fund Operating Expenses" for the Intermediate Mortgage Securities Portfolio were 0.25% and 0.49%, respectively, for 1998.

EXAMPLE

This example is intended to help you compare the cost of investing in the Adjustable Rate Mortgage (ARM) Portfolio, Intermediate Mortgage Securities Portfolio or U.S. Government Mortgage Securities Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                     1 Year   3 Years   5 Years   10 Years
                                                     ------   -------   -------   --------
Adjustable Rate Mortgage (ARM) Portfolio...........   $81      $252      $439       $978
Intermediate Mortgage Securities Portfolio.........   $60      $189      $329       $738
U.S. Government Mortgage Securities Portfolio......   $54      $170      $296       $665

INVESTMENT INFORMATION
Investment Objectives and Principal Investment Strategies
--------------------------------------------------------------------------------

       The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by each of the Fund's Portfolios. Each Portfolio pursues this investment objective by investing in the securities described below. While there is no assurance that a Portfolio will achieve its investment objective, each endeavors to do so by following the investment policies and limitations described below. The Fund's investment objective and these policies and limitations cannot be changed as to a Portfolio without approval of that Portfolio's stockholders.

Money Market Portfolio and
Short U.S. Government Securities Portfolio

       The Money Market Portfolio invests only in high quality assets (including assets subject to repurchase agreements) that qualify as "liquid assets" for savings associations under the regulations of the Office of Thrift Supervision of the Department of the Treasury ("OTS Regulations") and that, if included in the Portfolio, will qualify its shares as "liquid assets." As a result, the Fund believes Portfolio shares qualify as "liquid assets" under the OTS Regulations. The Portfolio invests in high quality short-term money market instruments that are determined to present minimal credit risks and that meet the quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940. Securities must be rated in the top two rating categories by the required number of nationally recognized statistical rating organizations (at least two or, if only one such organization has rated the security, that one organization) or, if unrated, must be deemed by the Adviser to be comparable in quality. The diversification requirements provide generally that the Portfolio may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer or invest more than 5% of its assets in securities that have not been rated in the highest category by the required number of rating organizations or, if unrated, have not been deemed comparable, except U.S. Government securities and repurchase agreements collateralized by such securities. The Portfolio will maintain a dollar-weighted average maturity of 90 days or less. It is the policy of the Portfolio that it generally holds its investments to maturity.

       The Short U.S. Government Securities Portfolio invests only in high quality assets (including assets subject to repurchase agreements) that qualify as "liquid assets" for savings associations under the current OTS Regulations and that, if included in the Portfolio, will qualify its shares as "liquid assets." As a result, the Fund believes Portfolio shares qualify as "liquid assets" under the OTS Regulations. As a fundamental investment policy, the Portfolio invests, under normal market conditions, at least 65% of its total assets in U.S. Government obligations, which consist of obligations issued directly by the United States and obligations issued by or fully guaranteed by

       U.S. Government agencies or instrumentalities. In addition, under normal market conditions, the Portfolio will maintain a dollar-weighted average maturity of less than three years as a non-fundamental investment policy.

       Permissible investments for the Money Market Portfolio and the Short U.S. Government Securities Portfolio include:

       - Obligations issued directly by the U.S. Government or issued by an agency or instrumentality of the U.S. Government and fully guaranteed as to principal and interest by the U.S. Government, although not as to market value. These obligations include U.S. Treasury bonds, notes and bills and obligations issued by the Federal Financing Bank and the Government National Mortgage Association. These obligations may also include variable and floating rate securities.

       - Obligations issued by or fully guaranteed as to principal and interest by the following U.S. Government agencies or instrumentalities: the Federal Home Loan Banks, Freddie Mac, Fannie Mae, the Federal Farm Credit Banks and the Student Loan Marketing Association. Since the obligations issued or guaranteed by these U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government, the Portfolio must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments.

       - Certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the Federal Deposit Insurance Corporation ("FDIC Insured Institution"), including certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks, if they have remaining maturities of 397 days or less (if negotiable) or 90 days or less (if non-negotiable). Investments in certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks involve somewhat different investment risks from those affecting deposits in United States branches of such banks, including the risk of future political or economic developments, or government action, that would adversely affect payments on deposits.

       - Bankers' acceptances of an FDIC Insured Institution if such acceptances have remaining maturities of 6 months or less and the Portfolio's total investment in such acceptances of the same institution does not exceed 0.25% of such institution's total deposits.

       Each Portfolio's investments in repurchase agreements and certificates of deposit and other time deposits of or in FDIC Insured Institutions will generally not be insured by any government agency. The Board of Directors has adopted operating policies to further restrict certain investments (see Statement of Additional Information for these two Portfolios).

Adjustable Rate Mortgage (ARM) Portfolio,
Intermediate Mortgage Securities Portfolio and
U.S. Government Mortgage Securities Portfolio

       The Adjustable Rate Mortgage (ARM) Portfolio, the Intermediate Mortgage Securities Portfolio, and the U.S. Government Mortgage Securities Portfolio (collectively referred to as the "Mortgage Securities Portfolios") invest primarily in "securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing" meeting the definition of such assets for purposes of the qualified thrift lender ("QTL") test under the current Office of Thrift Supervision ("OTS") Regulations. Pending any revisions of the current OTS Regulations, each Mortgage Securities Portfolio expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition, each Mortgage Securities Portfolio will not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, each Mortgage Securities Portfolio will not purchase any investments having a risk-based weighting for banks in excess of 50% under current federal regulations of the appropriate regulatory agencies. Furthermore, each Mortgage Securities Portfolio will not invest in "high risk" securities that do not meet the tests contained in the "Supervisory Policy Statement on Securities Activities" adopted by the Federal Deposit Insurance Corporation, the Office of the Comptroller of the Currency, the OTS and the National Credit Union Administration, respectively, and each Mortgage Securities Portfolio limits its investments to those permissible without limitation for federal savings associations, national banks and federal credit unions under current applicable regulations.

       The Adjustable Rate Mortgage (ARM) Portfolio will invest at least 65% of its assets in adjustable rate mortgage securities, except when the Portfolio assumes a temporary defensive position. This investment policy is deemed fundamental and may not be changed without stockholder approval. Because of the characteristics of adjustable rate mortgage securities, the Adviser expects that a portfolio of these types of securities will generally provide higher current yields than money market securities or alternative investments of comparable quality and market value volatility. While the Portfolio's net asset value will be more volatile than prices of money market securities, it will be less volatile than prices of fixed-rate securities of similar quality.

       The Intermediate Mortgage Securities Portfolio will invest at least 65% of its assets in mortgage-related securities paying fixed or adjustable rates of interest, except when the Portfolio assumes a temporary defensive position. This investment policy is deemed fundamental and may not be changed without stockholder approval. Generally, the Portfolio will seek to acquire mortgage-related securities having an expected average life of 2 to 7 years at the time of purchase and will also seek to maintain a dollar-weighted expected average life of between 2 to 7 years with respect to such securities held by the Portfolio at any one time. These goals might be difficult to meet in certain environments when mortgage prepayments are very high or very low, but in no case would the Portfolio invest in a mortgage-related security that had an expected average life of greater than 10 years at the time of purchase.

       The U.S. Government Mortgage Securities Portfolio will invest at least 65% of its assets in mortgage-related securities guaranteed directly by the United States or issued or guaranteed by U.S. Government agencies or instrumentalities ("Government Mortgage-Related Securities"), except when the Portfolio assumes a temporary defensive position. This investment policy is deemed fundamental and may not be changed without stockholder approval.

       In addition to mortgage-related securities, the Mortgage Securities Portfolios may invest in: (1) certain U.S. Government or agency securities, certain of which are not backed by the full faith and credit of the U.S. Government (see the Statement of Additional Information for the Mortgage Securities Portfolios), (2) investments in certificates of deposit or other time deposits or accounts of an FDIC Insured Institution, including foreign branches of FDIC insured banks, (3) repurchase agreements collateralized by securities in which the Portfolios may invest, or (4) bankers' acceptances of an FDIC insured bank if such acceptances have remaining maturities of six months or less and the Portfolio's total investments in such acceptances of the same bank do not exceed 0.25% of such bank's total deposits.

       The risk-based capital information and QTL qualifying percentages for each Mortgage Securities Portfolio will be communicated quarterly to the stockholders. The Board of Directors has adopted operating policies to further restrict certain investments (see the Statement of Additional Information for the Mortgage Securities Portfolios). When business or financial conditions warrant, the Portfolios may take a temporary defensive position and invest without limit in the foregoing investments.
Description of Securities and Related Risks
--------------------------------------------------------------------------------

Mortgage-Related Securities

       "Mortgage-Related Securities" are high quality securities that directly or indirectly provide funds principally for residential mortgage loans made to home buyers in the United States and that represent interests in, or are collateralized by, pools of mortgage loans originated by private lenders that have been grouped by various governmental, government-related and private organizations. Most Mortgage-Related Securities are pass-through securities, which means that they provide investors with payments consisting of both principal and interest as mortgages in the underlying mortgage pool are paid off by the borrowers. The average maturity of pass-through Mortgage-Related Securities varies with the maturities of the underlying mortgage instruments and with the occurrence of unscheduled prepayments of those mortgage instruments. The text that follows is applicable to the Mortgage Securities Portfolios.

       Mortgage-Related Securities may be classified into the following principal categories, according to the issuer or guarantor:

       - Government Mortgage-Related Securities consist of both governmental and government-related securities. Governmental securities are backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association ("GNMA"), the principal U.S. Government guarantor of such securities, is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest, but not of market value, on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages. Government-related securities are issued by U.S. Government-sponsored corporations and are not backed by the full faith and credit of the U.S. Government. Issuers include Fannie Mae ("FNMA"), and Freddie Mac ("FHLMC"). FNMA is a U.S. Government-sponsored corporation owned entirely by private stockholders. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC issues Mortgage-Related Securities representing interests in mortgage loans pooled by it. FHLMC is a U.S. Government-sponsored corporation that guarantees the timely payment of interest and ultimate collection of principal, and its stock is publicly traded.

       - Private Mortgage-Related Securities represent interests in, or are collateralized by, pools consisting principally of residential mortgage loans created by non-governmental issuers. These securities generally offer a higher rate of interest than governmental and government-related Mortgage-Related Securities because there are no direct or indirect government guarantees of payment as in the former securities, although certain credit enhancements may exist. Securities issued by private organizations may not have the same degree of liquidity as those with direct or indirect government guarantees. Private Mortgage-Related Securities purchased by the Mortgage Securities Portfolios must be rated in one of the two highest rating categories by at least one nationally recognized statistical rating organization.

       Mortgage-Related Securities include both fixed-rate and adjustable rate mortgage securities ("ARMS"). Unlike fixed-rate mortgage securities, ARMS have periodic adjustments in the coupons on the underlying mortgages. The adjustable rate feature of the mortgages underlying the ARMS in which the Mortgage Securities Portfolios invest generally will help to reduce sharp changes in each Portfolio's net asset value in response to normal interest rate fluctuations to the extent that each Portfolio is invested in ARMS. As the interest rates on the mortgages underlying a Portfolio's investments in ARMS are reset periodically (generally one to twelve months but as long as five years), the yields of such portfolio securities will gradually align themselves to reflect changes in market rates so that the market value of such securities will remain relatively constant as compared to fixed-rate instruments. This in turn should cause the net asset value of the Portfolio to fluctuate less than it would if the Portfolio invested entirely in more traditional longer-term, fixed-rate debt securities.

       In contrast to fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMS permit a Portfolio to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages. This should produce both higher current yields and lower price fluctuations during such periods to the extent the Portfolio has invested in ARMS. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Portfolios generally will be able to reinvest such amounts in securities with a higher yield. For certain types of ARMS, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest due to an ARMS holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum or minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes in the interest rate during a given period. As a result, the Mortgage Securities Portfolios will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed the maximum allowable annual (usually 100 to 200 basis points) or lifetime reset limits (or "cap rates") for a particular mortgage. Fluctuations in interest rates above these levels could cause such mortgage securities to behave more like long-term, fixed-rate debt securities. Moreover, a Portfolio's net asset value could vary to the extent that current yields on mortgage-backed securities are different than market yields during interim periods between coupon reset dates. Thus, investors could suffer some principal loss if they sold their shares of the Portfolio before the interest rates on the underlying mortgages were adjusted to reflect current market rates.

       All mortgage-backed securities carry the risk that interest rate declines may result in accelerated prepayment of mortgages and the proceeds from such prepayment of mortgages may be reinvested at lower prevailing interest rates. During periods of declining interest rates, the coupon rates for ARMS may readjust downward, resulting in lower yields to the Mortgage Securities Portfolios. Further, because of this feature, ARMS may have less potential for capital appreciation than fixed-rate instruments of comparable maturities during periods of declining interest rates. Therefore, ARMS may be less effective than fixed-rate securities as a means of "locking in" long-term interest rates.

       If mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders' principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled repayment of principal will increase current and total returns.

Collateralized Mortgage Obligations

       Mortgage-Related Securities also include debt obligations collateralized by the cash flows from mortgage loans, pools of mortgage loans or mortgage pass-through securities (often referred to as collateralized mortgage obligations or

       "CMOs"). CMOs may be issued or guaranteed by GNMA, FNMA or FHLMC, or they may be issued by private entities such as financial institutions, investment bankers, mortgage bankers and single-purpose stand-alone finance subsidiaries or trusts of such institutions. The CMOs and a form of them known as a real estate mortgage investment conduit ("REMIC") typically have a multi-class structure ("Multi-Class Mortgage-Related Securities"). Multi-Class Mortgage-Related Securities issued by private issuers may be collateralized by pass-through securities guaranteed by GNMA or issued by FNMA or FHLMC, or they may be collateralized by whole loans or pass-through mortgage-related securities of private issuers. Each class has a specified maturity or final distribution date. In one structure, payments of principal, including any principal prepayments, on the collateral are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class until all classes having an earlier stated maturity or final distribution date have been paid in full. In other structures, certain classes may pay concurrently, or one or more classes may have a priority with respect to payments on the underlying collateral up to a specified amount. The Mortgage Securities Portfolios will not invest in any class with residual characteristics. In addition, each Portfolio limits its purchase of CMOs and REMICs issued by private entities to those that are rated in one of the two highest rating categories by at least one nationally recognized statistical ratings organization, and all CMOs and REMICs must pass the "high risk" tests applicable to the investments of federal savings associations, national banks and federal credit unions.

When-Issued and Delayed Delivery Securities

       The Mortgage Securities Portfolios may purchase securities on a when-issued or delayed delivery basis, i.e., for delivery and payment at a future date. The purchase price and the interest rate payable on the securities are fixed on the transaction date. At the time of its delivery, a when-issued or delayed delivery security may be valued at less than the purchase price. Each Portfolio will make commitments for such transactions only when it has the intention of actually acquiring the securities. If a Portfolio chooses to dispose of the right to acquire a when-issued or delayed delivery security prior to its acquisition, it could, as with the disposition of any other portfolio investment, incur a gain or loss due to market fluctuation. When securities are purchased on a when-issued or delayed delivery basis, the Portfolio must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Portfolio will not earn any interest on the security. Each Portfolio may not enter into when-issued commitments exceeding in the aggregate 15% of the value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

Variable and Floating Rate Securities

       The Portfolios may purchase U.S. Government securities that have variable or floating rates of interest ("Variable Rate Securities"). These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on Variable Rate Securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates, but because of the interest reset provision, the potential for capital appreciation or depreciation is generally less than for fixed rate obligations. Each Portfolio determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules which allow the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.
Repurchase Agreements

       The Portfolios may enter into repurchase agreements under which each may acquire securities in which the particular Portfolio may invest for a relatively short period (usually not more than 30 days) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. If the seller defaults in its obligation to repurchase from the Portfolio the underlying collateral, the Portfolio may incur a loss. Each Portfolio will make payment for such instruments only upon their physical delivery to or evidence of their book entry transfer to the account of the Portfolio's custodian. No Portfolio will enter into any repurchase agreements maturing in more than 60 days.
Year 2000

       Like other mutual funds and business organizations worldwide, the Fund's service providers (among them, the Adviser, Distributor, administrator, custodian and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Fund and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that their systems will be year 2000 compliant when required, but there can be no assurance that they will be successful. In addition there can be no assurance that the year 2000 issue will not have an adverse effect on the issuers whose securities are held by a Portfolio or on markets or on the economy in general.

Investment Limitations
--------------------------------------------------------------------------------

       Each Portfolio may not borrow except that it may borrow from banks for temporary or emergency purposes in an aggregate amount not exceeding 10% of the value of its net assets and may pledge up to 20% of its net assets to secure such borrowings. All borrowings of the Intermediate Mortgage Securities Portfolio may not exceed in the aggregate one-third of the value of that Portfolio's total assets, less liabilities other than such borrowings. To the extent that borrowings exceed 5% of a Portfolio's net assets, such borrowings will be repaid before any investments are made.

       The Money Market Portfolio and the Short U.S. Government Securities Portfolio will not purchase any securities maturing in more than seven days for which market quotations are not readily available and will not enter into any repurchase agreements maturing in more than seven days if, as a result, more than 10% of the market value of their respective total assets would be invested in such illiquid securities together with such repurchase agreements maturing in more than seven days.

       The Money Market Portfolio and the Short U.S. Government Securities Portfolio will not invest more than 25% of their respective total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or time deposits (including certificates of deposit), savings deposits and bankers' acceptances of United States branches of United States banks.

       The Adjustable Rate Mortgage (ARM) Portfolio will not purchase any securities maturing in more than seven days for which market quotations are not readily available, or purchase interest rate caps and floors, or enter into any repurchase agreements maturing in more than seven days if, as a result, more than 10% of the market value of its total assets would be invested in such illiquid securities.

       The Intermediate Mortgage Securities Portfolio will not purchase any securities maturing in more than seven days for which market quotations are not readily available and will not enter into any repurchase agreements maturing in more than seven days if, as a result, more than 15% of the market value of its total assets would be invested in such illiquid securities together with repurchase agreements maturing in more than seven days. To the extent Rule 144A securities are deemed by the Adviser, subject to the supervision of the Board of Directors, to be illiquid, they will be subject to the foregoing 15% limitation on illiquid securities.

       The U.S. Government Mortgage Securities Portfolio will not purchase any Mortgage-Related Securities or other securities maturing in more than seven days for which market quotations are not readily available and will not enter into any repurchase agreements maturing in more than seven days if, as a result, more than 10% of the market value of its total assets would be invested in such illiquid securities together with such repurchase agreements maturing in more than seven days.

       The Mortgage Securities Portfolios will not invest more than 25% of their respective total assets in the securities of issuers in any single industry, provided that there shall be no limitation on investments in the mortgage and mortgage finance industry (in which more than 25% of the value of each Portfolio's total assets will, except for temporary defensive purposes, be invested) or on obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

FUND AND PORTFOLIO INFORMATION

INVESTMENT ADVISER
--------------------------------------------------------------------------------

       Investment decisions for the Portfolios are made by Shay Assets Management, Inc. ("Adviser"), a company controlled by Rodger D. Shay. The Adviser, which is located at 230 West Monroe Street, Chicago, Illinois 60606, is registered under the Investment Advisers Act of 1940 and manages approximately $1.5 billion in assets. Prior to December 8, 1997, Shay Assets Management Co. ("SAMC"), a company half of which was controlled by Rodger D. Shay and half owned by an indirect wholly owned subsidiary of America's Community Bankers, served as the Fund's investment adviser. The Adviser is responsible for placing purchase and sale orders for portfolio instruments.

Advisory Fee Expenses

       The Portfolios pay an annual advisory fee based upon a percentage of average daily net assets. During the period from November 1, 1997 through December 7, 1997, the advisory fee was paid to SAMC and from December 8, 1997 through October 31, 1998, the advisory fee was paid to the Adviser as follows:

Money Market Portfolio..............................    0.00%*
Short U.S. Government Securities Portfolio..........    0.25%
Adjustable Rate Mortgage (ARM) Portfolio............    0.25%*
Intermediate Mortgage Securities Portfolio..........    0.25%*
U.S. Government Mortgage Securities Portfolio.......    0.25%

---------------

* The investment advisers voluntarily waived all advisory fees with respect to the Money Market Portfolio. Without such waivers, the fee would have been 0.15%. The investment advisers voluntarily waived a portion of the advisory fees with respect to the Adjustable Rate Mortgage (ARM) Portfolio and the Intermediate Mortgage Securities Portfolio. Without such waivers, the fees would have been 0.45% and 0.35%, respectively.

       Each voluntary waiver may be terminated at any time by the Adviser.

Portfolio Managers

       The Portfolio Managers of the Adviser manage the Fund's investments as a team under the day-to-day direction of Edward E. Sammons, Jr., President of the Adviser. Mr. Sammons has served as President of the Fund since 1998 and was Vice President of the Fund from 1985 through 1997. Mr. Sammons assumed primary responsibility for the Fund's investments in 1985.

Distributor
--------------------------------------------------------------------------------

       Effective December 8, 1997, the Distributor, Shay Financial Services, Inc., succeeded to the broker-dealer business of Shay Financial Services Co. ("SFSC"). Pursuant to the Distribution Agreement, the Distributor, as the principal distributor of the Fund's shares, directly and through other firms advertises and promotes the Fund. For its distribution services, the Distributor receives an annual fee from the Fund in accordance with the distribution plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan"). Because these fees are paid out of a Portfolio's assets on an on-going basis over time, these fees will increase the cost of your investment. This charge theoretically could cost you more over time than you would pay through some other types of sales charges; however, the Fund's Rule 12b-1 fees are so low that the Fund is classified as a "no-load" fund.
NET ASSET VALUE

       For all Portfolios other than the Money Market Portfolio, the net asset value per share fluctuates daily. It is determined by dividing the value of all securities and all other assets, less liabilities, by the number of shares outstanding. Portfolio assets are valued at market value using market quotations or prices obtained from an independent pricing service based upon prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. For certain mortgage related securities the Board of Directors has approved the use of a matrix developed by the Adviser which the Board believes reflects the fair value of such securities. Short-term instruments maturing within 60 days may be valued at amortized cost, provided that the Board of Directors determines that amortized cost represents fair value.

       The Money Market Portfolio's net asset value per share is determined by dividing the value of all securities and all other assets, less liabilities, by the number of shares outstanding. The Portfolio's investments are valued in accordance with Rule 2a-7 under the Investment Company Act of 1940 based on their amortized cost, which does not take into account unrealized appreciation or depreciation. The Fund's Board of Directors has established procedures reasonably designed to stabilize the net asset value per share at $1.00, although there is no assurance that the Portfolio will be able to do so.

INVESTING IN THE FUND
Share Purchases
--------------------------------------------------------------------------------

       To purchase shares of the Portfolios, investors may open an account by calling the Distributor at (800) 527-3713 and obtaining an application form. After a completed application form has been received and processed, orders to purchase shares of the Portfolios may be made by telephoning the Distributor.

       Purchase orders are accepted on each Business Day and become effective upon receipt and acceptance by the Fund. (As used in this Prospectus, the term "Business Day" means any day on which the Adviser and PFPC Trust Company are both open for business.) Payment must be in the form of federal funds. Wire transfer instructions for federal funds should be as follows: PFPC Trust Company, Philadelphia, PA, ABA 031 000 053; BNF Mutual Funds Services / 8529992181; For purchase of Asset Management Fund, (Name of Portfolio); From: (Name of Investor); Account Number (Investor's account number with the Fund); $(Amount to be invested).

       For an investor's purchase to be eligible for same day settlement, the purchase order must be received on a Business Day before 12:00 Noon, New York City time (or 1:00 P.M., New York City time, for Pacific time zone investors as determined by their addresses in the Fund's records), and payment for the purchase order must be received by PFPC Trust Company by 4:00 P.M., New York City time, of that day. For investors seeking next day settlement, the purchase order must be received on a Business Day before 4:00 P.M., New York City time, and payment must be received by PFPC Trust Company by 4:00 P.M., New York City time, on the next Business Day after the purchase order was received. An investor must indicate to the Fund at the time the order is placed whether same day or next day settlement is sought. Payment must be received by PFPC Trust Company by 4:00 P.M., New York City time, on the Business Day designated for settlement or the order will be cancelled.

       A purchase order is considered binding upon the investor. Should it be necessary to cancel an order because payment was not timely received, the Fund will hold the investor responsible for the difference between the price of the shares when ordered and the price of the shares when the order was cancelled. If the investor is already a shareholder of the Fund, the Fund may redeem shares from the investor's account in an amount equal to such difference. In addition, the Fund may prohibit or restrict the investor from making future purchases of the Fund's shares.

       Any federal funds received in respect of a cancelled order will be returned upon instructions from the sender without any liability of the Fund, the Adviser or PFPC Trust Company. If it is not possible to return such federal funds the same day, the sender will not have the use of such funds until the next day on which it is possible to effect such return. The Fund reserves the right to reject any purchase order.

Minimum Investment Required
--------------------------------------------------------------------------------

       The minimum initial investment in each Portfolio is $10,000. There is no minimum balance. Subsequent purchases may be made in any amount.
What Shares Cost
--------------------------------------------------------------------------------

       Shares of the Portfolios are sold at their net asset value next determined after the purchase order becomes effective. The Money Market Portfolio seeks to maintain a net asset value of $1.00 per share. (See "Net Asset Value.") There is no sales charge imposed by the Portfolios. For all Portfolios other than the Money Market Portfolio, the net asset value is determined each Business Day at 4:00 P.M., New York City time. For the Money Market Portfolio, net asset value is determined twice on each Business Day, at 1:00 P.M. and at 4:00 P.M., New York City time. Net asset value for purposes of pricing redemption orders is determined at 4:00 P.M., New York City time, on any day redemptions are permitted and a proper redemption request is received (see "Redeeming Shares").
Confirmations
--------------------------------------------------------------------------------

       As transfer and dividend agent for the Fund, PFPC maintains a share account for each stockholder. Detailed confirmations of each purchase or redemption are sent to each stockholder. Monthly confirmations are sent to report dividends paid during the month.
Dividends
--------------------------------------------------------------------------------

       Dividends are declared daily and paid monthly. Such dividends are declared immediately prior to 4:00 P.M., New York City time, and are automatically reinvested in additional shares of the respective Portfolios unless the stockholder requests cash payments by contacting the Distributor.

       For all Portfolios other than the Money Market Portfolio, an investor will receive the dividend declared on both the day its purchase order is settled and the day its redemption order is effected, including any next succeeding non-Business Day or Days, since proceeds are normally wired the next Business Day. For the Money Market Portfolio, an investor will receive the dividend declared on the day its purchase order is settled but will not receive the dividend declared on the day its redemption order is effected.
Capital Gains
--------------------------------------------------------------------------------

       Net capital gains, if any, realized by a Portfolio are declared and paid once each year and reinvested in shares or, at the stockholder's option, paid in cash.

REDEEMING SHARES

       The Portfolios redeem shares at their respective net asset values next determined after the Distributor receives the redemption request. Redemptions may be made on Business Days when the U.S. Government and agency securities market is open. Redemption requests must be received in proper form and can be made by telephone or in writing.
Telephone Redemption
--------------------------------------------------------------------------------

       - For all Portfolios other than the Money Market Portfolio:

         Stockholders may redeem their shares by telephoning the Distributor on a Business Day. Call (800) 527-3713. The time the redemption request is received determines when proceeds are sent and the accrual of dividends. Redemptions received prior to 12:00 Noon, New York City time (1:00 P.M., New York City time, for investors in the Pacific time zone), on a Business Day or other day redemptions are permitted, are effected on the same day, immediately after 4:00 P.M., New York City time. This means that proceeds will normally be wired in federal funds to the stockholder's bank or other account shown on the Fund's records the next Business Day, but in no case later than seven days. A stockholder will receive dividends declared only through the day its redemption is effected and any next succeeding non-Business Day or Days. All redemptions received between 12:00 Noon and 4:00 P.M., New York City time, on a Business Day or other day redemptions are permitted, are effected on the same day, immediately after 4:00 P.M., New York City time; however, the proceeds will normally be sent the second following Business Day. The stockholder will receive dividends declared only through the day its redemption is effected, including any next succeeding non-Business Day or Days, but will not be entitled to dividends for the following Business Day. The Fund recommends that all redemption requests be placed so as to be received prior to 12:00 Noon, New York City time, because of the advantage in having proceeds sent the next Business Day.

       - For the Money Market Portfolio:

         Stockholders may redeem their shares by telephoning the Distributor on a Business Day. Call (800) 527-3713. If the request is received before 12:00 Noon, New York City time (1:00 P.M., New York City time, for investors in the Pacific time zone), on a Business Day, the redemption will be effected as of 1:00 P.M., New York City time, and the proceeds will normally be wired the same day in federal funds to the stockholder's bank or other account shown on the Fund's records, but in no case later than seven days. If the request is received before 4:00 P.M., New York City time, on a Business Day or other day redemptions are permitted, the redemption will be effected as of 4:00 P.M., New York City time, and the proceeds will normally be wired the next Business Day.

Since a stockholder will not receive any dividend declared on the day its redemption request is effected, the Fund recommends that all redemption requests be placed so as to be received prior to 12:00 Noon, New York City time.

WRITTEN REQUESTS
--------------------------------------------------------------------------------

       Portfolio shares may also be redeemed by sending a written request to the Distributor, 230 W. Monroe Street, Chicago, Illinois 60606; Attention:
       Asset Management Fund, Inc. If share certificates have been issued, they must be properly endorsed and guaranteed and be received by PFPC before the redemption will be effected.

Signatures

       Signatures on written redemption requests and share certificates must be guaranteed by:

        - a Federal Home Loan Bank; or

        - a savings association or a savings bank; or

        - a trust company or a commercial bank; or

        - a member firm of a domestic securities exchange or a registered securities association; or

        - a credit union or other eligible guarantor institution.

       In certain instances, the transfer and dividend agent may request additional documentation believed necessary to insure proper authorization. Stockholders with questions concerning documentation should call the Distributor at (800) 527-3713.

Receiving Payment

       Proceeds of written redemption requests are sent at the same time and in the same manner as for telephone redemptions, based on the time of the receipt in proper form.

EXCHANGES

       Stockholders may exchange shares of a Portfolio with shares in another Portfolio of the Fund by telephoning the Distributor on a Business Day. Call (800) 527-3713. Exchanges may also be made by written request as previously described under "Written Requests." Exchanges will be effected at the relative net asset values next determined after receipt of an exchange request in proper form. Stockholders will receive dividends in the Portfolio through the date the exchange is effected and will begin receiving dividends in the other Portfolio the next Business Day.

       An exchange between Portfolios will normally involve realization of a capital gain or loss, since for federal income tax purposes an exchange is treated as a sale of the shares from which the exchange is made and a purchase of the shares into which the exchange is made.

       The Fund reserves the right to amend or terminate this privilege with notice to stockholders.
STOCKHOLDER INFORMATION
Voting Rights
--------------------------------------------------------------------------------

       The Fund has five Portfolios: the Money Market Portfolio, the Short U.S. Government Securities Portfolio, the Adjustable Rate Mortgage (ARM) Portfolio, the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, and five classes of shares, representing interests only in the corresponding Portfolio and having equal voting rights within each class. The Fund's charter provides that on any matter submitted to a vote of stockholders, all shares, irrespective of class, shall be voted in the aggregate and not by class, except that (i) as to any matter with respect to which a separate vote of any class is required by the Investment Company Act of 1940 or the Maryland General Corporation Law, such requirements as to a separate vote by that class shall apply in lieu of the aggregate voting as described above, and (ii) as to any matter which does not affect the interest of a particular class, only stockholders of the affected class shall be entitled to vote thereon. The Bylaws of the Fund require that a special meeting of stockholders be held upon the written request of stockholders holding not less than 10% of the issued and outstanding shares of the Fund.
Tax Information
--------------------------------------------------------------------------------

       Each of the Portfolios has not been required to pay federal income taxes because it has taken all necessary action to qualify as a regulated investment company under the Internal Revenue Code. Each Portfolio intends to remain so qualified for its future taxable years so long as such qualification is in the best interests of stockholders.

       The Fund intends to distribute all of the net income and any gains of the Portfolios to stockholders. Unless otherwise exempt, stockholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends are received in cash or as additional shares. Dividends declared in December to stockholders of record as of a date in that month and paid during the following January are treated as if received on December 31 of the calendar year declared.

       Information on the tax status of dividends and distributions is provided annually.

FINANCIAL HIGHLIGHTS

       The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share outstanding throughout each year. The total returns in the tables represent the rate that an investor would have earned on an investment in a particular portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Statement of Additional Information, which is available upon request.
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                     1998          1997          1996          1995          1994
---------------------------------------------------------------------------------------------------
Net asset value, beginning of
 year............................  $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                   --------      --------      --------      --------      --------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income...........     .0523         .0513         .0516         .0547         .0346
 Net realized and unrealized gain
  (loss) on investments..........       -0-           -0-           -0-           -0-           -0-
                                   --------      --------      --------      --------      --------
 Total from investment
  operations.....................     .0523         .0513         .0516         .0547         .0346
                                   --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
 Dividends paid to stockholders
  from net investment income.....    (.0523)       (.0513)       (.0516)       (.0547)       (.0346)
                                   --------      --------      --------      --------      --------
Net asset value, end of year.....  $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                   ========      ========      ========      ========      ========
Total return.....................     5.35%         5.25%         5.29%         5.60%         3.51%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in
  000's).........................  $ 58,445      $ 48,104      $ 69,484      $ 36,869      $ 82,969
 Ratio of expenses to average net
  assets.........................     0.25%(1)      0.26%(1)      0.24%(1)      0.24%(1)      0.40%(1)
 Ratio of net investment income
  to average net assets..........     5.22%         5.14%         5.15%         5.40%         3.34%

--------------------------------------------------------------------------------

(1) Without fees waivers for the years ended October 31, 1998, 1997, 1996, 1995 and 1994, the ratios of expenses to average net assets would have been .40%, .41%, .39%, .39% and .42%, respectively.

SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

                                       1998          1997          1996          1995          1994
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of
 year..............................  $  10.55      $  10.56      $  10.68      $  10.45      $  10.89
                                     --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.............     .6144         .6273         .6370         .6746         .5396
 Net realized and unrealized gain
  (loss) on investments............     .1100        (.0100)       (.1200)        .2300        (.4400)
                                     --------      --------      --------      --------      --------
 Total from investment
  operations.......................     .7244         .6173         .5170         .9046         .0996
                                     --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
 Dividends paid to stockholders
  from net investment income.......    (.6144)       (.6273)       (.6370)       (.6746)       (.5396)
                                     --------      --------      --------      --------      --------
Net asset value, end of year.......  $  10.66      $  10.55      $  10.56      $  10.68      $  10.45
                                     ========      ========      ========      ========      ========
Total return.......................     7.08%         6.04%         4.99%         8.94%         0.95%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in
  000's)...........................  $114,240      $112,304      $176,892      $167,343      $179,740
 Ratio of expenses to average net
  assets...........................     0.50%         0.50%         0.48%         0.49%         0.47%
 Ratio of net investment income to
  average net assets...............     5.83%         5.97%         6.02%         6.42%         5.04%
 Portfolio turnover rate...........       84%           75%           69%          112%          195%

--------------------------------------------------------------------------------

ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
--------------------------------------------------------------------------------

                                     1998          1997          1996          1995           1994
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year.........................    $   9.99      $   9.95      $   9.94      $   9.78      $    10.02
                                   --------      --------      --------      --------      ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income........       .5676         .6036         .5958         .6035           .4396
  Net realized and unrealized
     gain (loss) on
     investments...............      (.0800)        .0400         .0100         .1600          (.2400)
                                   --------      --------      --------      --------      ----------
  Total from investment
     operations................       .4876         .6436         .6058         .7635           .1996
                                   --------      --------      --------      --------      ----------
LESS DISTRIBUTIONS:
  Dividends paid to
     stockholders
     from net investment
       income..................      (.5676)       (.6036)       (.5958)       (.6035)         (.4396)
                                   --------      --------      --------      --------      ----------
Net asset value, end of year...    $   9.91      $   9.99      $   9.95      $   9.94      $     9.78
                                   ========      ========      ========      ========      ==========
Total return...................       5.00%         6.65%         6.27%         8.02%           2.04%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in
     000's)....................    $895,550      $751,334      $796,016      $891,538      $1,045,914
  Ratio of expenses to average
     net assets................       0.49%(1)      0.49%(1)      0.47%(1)      0.48%(1)        0.47%(1)
  Ratio of net investment
     income to average net
     assets....................       5.70%         6.07%         6.01%         6.12%           4.40%
  Portfolio turnover rate......         53%           74%           60%           68%             65%

--------------------------------------------------------------------------------

(1) Without fee waivers for the years ended October 31, 1998, 1997, 1996, 1995 and 1994, the ratios of expenses to average net assets would have been .79%, .79%, .77%, .78% and .76%, respectively.

INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

                                         1998         1997         1996          1995          1994
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year..............................    $  9.62      $  9.52      $  9.68      $   9.34      $  10.00
                                        -------      -------      -------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.............      .5932        .6245        .6101         .6211         .5407
  Net realized and unrealized gain
     (loss) on investments..........      .0761        .1000       (.1600)        .3400        (.6600)
                                        -------      -------      -------      --------      --------
  Total from investment
     operations.....................      .6693        .7245        .4501         .9611        (.1193)
                                        -------      -------      -------      --------      --------
LESS DISTRIBUTIONS:
  Dividends paid to stockholders:
  From net investment income........     (.5932)      (.6245)      (.6101)       (.6211)       (.5407)
  In excess of net investment
     income.........................     (.0361)         -0-          -0-           -0-           -0-
                                        -------      -------      -------      --------      --------
  Total distributions to
     stockholders...................     (.6293)      (.6245)      (.6101)       (.6211)       (.5407)
                                        -------      -------      -------      --------      --------
Net asset value, end of year........    $  9.66      $  9.62      $  9.52      $   9.68      $   9.34
                                        =======      =======      =======      ========      ========
Total return........................      7.18%        7.90%        4.82%        10.63%        (1.18%)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in
     000's).........................    $99,438      $77,982      $92,289      $187,087      $213,427
  Ratio of expenses to average net
     assets.........................      0.49%(1)     0.49%(1)     0.44%(1)      0.38%(1)      0.39%(1)
  Ratio of net investment income to
     average net assets.............      6.17%        6.58%        6.38%         6.55%         5.61%
  Portfolio turnover rate...........        69%         120%         133%          133%          358%

--------------------------------------------------------------------------------

(1) Without fee waivers for the years ended October 31, 1998, 1997, 1996, 1995 and 1994, the ratios of expenses to average net assets would have been .59%, .59%, .58%, .58% and .59%, respectively.

U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

                                              1998      1997      1996      1995      1994
--------------------------------------------------------------------------------------------
Net asset value, beginning of year.........  $ 10.67   $ 10.51   $ 10.68   $ 10.23   $ 11.28
                                             -------   -------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.....................    .6947     .7344     .7479     .7703     .7296
 Net realized and unrealized gain (loss) on
  investments..............................    .0877     .1600    (.1700)    .4500    (.9300)
                                             -------   -------   -------   -------   -------
 Total from investment operations..........    .7824     .8944     .5779    1.2203    (.2004)
                                             -------   -------   -------   -------   -------
LESS DISTRIBUTIONS:
 Dividends paid to stockholders:
 From net investment income................   (.6947)   (.7344)   (.7479)   (.7703)   (.7296)
 In excess of net investment income........   (.0277)      -0-       -0-       -0-       -0-
 From net realized gains...................      -0-       -0-       -0-       -0-    (.1200)
                                             -------   -------   -------   -------   -------
 Total distributions to stockholders.......   (.7224)   (.7344)   (.7479)   (.7703)   (.8496)
                                             -------   -------   -------   -------   -------
 Net asset value, end of year..............  $ 10.73   $ 10.67   $ 10.51   $ 10.68   $ 10.23
                                             =======   =======   =======   =======   =======
 Total return..............................    7.58%     8.87%     5.63%    12.37%    (1.82%)
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's)........  $80,174   $53,572   $57,267   $62,258   $60,613
 Ratio of expenses to average net assets...    0.53%     0.53%     0.52%     0.53%     0.51%
 Ratio of net investment income to average
  net assets...............................    6.48%     7.01%     7.10%     7.39%     6.81%
 Portfolio turnover rate...................      93%      135%      165%      177%      376%

--------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                            NEW ACCOUNT APPLICATION
                       ASSET MANAGEMENT FUND, INC. (AMF)

I.  HOW TO OPEN YOUR AMF ACCOUNT AND PURCHASE SHARES

   - Please complete the requested information. You may call toll free to open a temporary account, 1-800-527-3713, or fax your completed application to
      (312) 214-1424. Mail the original completed application to the Fund's distributor, Shay Financial Services, Inc., 230 W. Monroe Street, Chicago, IL 60606. Your new AMF account number will be assigned.

   TO PLACE YOUR ORDER

   - Call toll free 1-800-527-3713 to place your order and confirm wire instructions.

   -  Wire funds to:
      PFPC Trust Company, ABA 031 000 053
      BNF Mutual Fund Services / 8529992181
      Portfolio Name (Money Market Portfolio, Short U.S. Government Securities Portfolio,
           Adjustable Rate Mortgage (ARM) Portfolio, Intermediate Mortgage Securities
           Portfolio or U.S. Government Mortgage Securities Portfolio) Customer Name
      Account Number

   - Written confirmations and monthly statements of your AMF transactions will be mailed to you.

II. ACCOUNT REGISTRATION

   Name of Institution
   -----------------------------------------------------------------------------
   Attention
   -----------------------------------------------------------------------------
   E-Mail Address
   -----------------------------------------------------------------------------
   Mailing Address
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
   Phone Number
   -----------------------------------------------------------------------------
   Fax Number
   -----------------------------------------------------------------------------

   Tax Identification Number
   -----------------------------------------------------------------------------

 -------------------------------------------------------------------------------

III. REDEMPTION

   Please provide complete instructions for wiring of redemption proceeds in Federal funds to your account with a bank or trust company.

   Name of Bank
   or Trust Company
   -----------------------------------------------------------------------------

   Street Address
   -----------------------------------------------------------------------------

   City, State, Zip
   -----------------------------------------------------------------------------

   ABA Number
   -----------------------------------------------------------------------------

   Account Name
   -----------------------------------------------------------------------------

   Account Number
   -----------------------------------------------------------------------------

IV. DIVIDENDS

    Please select "Cash" or "Reinvest" for your dividend distributions. [ ] Cash [ ] Reinvest

V. PHONE ORDER AUTHORIZATIONS

   Please list individuals (up to three) who are authorized to make purchases and redemptions by phone:

   -  Name
   -----------------------------------------------------------------------------

      Phone
   -----------------------------------------------------------------------------

   -  Name
   -----------------------------------------------------------------------------

      Phone
   -----------------------------------------------------------------------------

   -  Name
   -----------------------------------------------------------------------------

      Phone
   -----------------------------------------------------------------------------

AUTHORIZED SIGNATURE
--------------------------------------------------------------------------------

Name (print or type)
--------------------------------------------------------------------------------

Title
--------------------------------------------------------------------------------

Phone Number
--------------------------------------------------------------------------------

Date

--------------------------------------------------------------------------------

SHAREHOLDER REFERENCE INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, Illinois 60606
Investment Adviser
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, Illinois 60606

ADMINISTRATOR AND TRANSFER AND
DIVIDEND AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, Illinois 60601

Custodian
PFPC Trust Company
17th & Chestnut Streets
Philadelphia, Pennsylvania 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, Pennsylvania 19103

DIRECTORS AND OFFICERS
Richard M. Amis
Director

Arthur G. De Russo
Director

David F. Holland
Director

Gerald J. Levy
Director and Vice Chairman

Rodger D. Shay
Director and Chairman

Edward E. Sammons, Jr.
President and Treasurer

Robert T. Podraza
Vice President and Assistant Treasurer

Daniel K. Ellenwood
Secretary

Doris J. Pavel
Assistant Secretary

Additional information about the Portfolios' may be found in the Statement of Additional Information. The Statement of Additional Information contains more detailed information on fund investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the Portfolios' performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These documents may be obtained without charge from the following sources:

By Phone:
1-800-527-3713

By Mail:
Shay Financial Services, Inc.
Attn: Asset Management Fund, Inc.
230 West Monroe Street
Chicago, IL 60606

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-6009
(a duplication fee is charged)
In Person:

Public Reference Room
Securities and Exchange Commission,
Washington, D.C.
(Call 1-800-SEC-0330 for more information)

By Internet:

http://www.amffunds.com
http://www.sec.gov

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number:    Asset Management Fund, Inc.   811-3541

                      [ASSET MANAGEMENT FUND, INC. LOGO]

           230 West Monroe Street, Chicago, IL 60606 - 1-800-527-3713